Policyholder liabilities and unallocated surplus - Movement in gross and reinsurers' share of policyholder liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	$ 144,733	$ 116,129
Policyholder liabilities on the consolidated statement of financial position	144,809	126,269
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Unallocated surplus of with-profits funds on the consolidated statement of financial position	6,273	5,512
Claims paid	4,143	3,418
Thailand
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Valuation interest rate impact on policyholder liabilities	(220)
With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	81,193	65,558
Policyholder liabilities on the consolidated statement of financial position	82,970	71,135
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Income and expense included in the income statement	1,070	742
Foreign exchange translation differences	(14)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	6,273	5,512
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Reclassification of US operations as held for distribution	(296,513)
Income and expense included in the income statement	1,354	11,251
Other movements	25	88
Foreign exchange translation differences	(1,303)
Policyholder liabilities on the consolidated statement of financial position	144,809
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Reclassification of US operations as held for distribution	35,232
Income and expense included in the income statement	1,450	(3,466)
Foreign exchange translation differences	22
Policyholder liabilities on the consolidated statement of financial position	(9,891)
Claim amount attributable to reinsurers	(269)	(217)
Discontinued US operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement		(3,696)
Other movements		(198)
Discontinued US operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement		(27,600)
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	441,246
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217
Continuing and discontinued operations | With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	4,750
Income and expense included in the income statement		742
Foreign exchange translation differences		20
Unallocated surplus of with-profits funds on the consolidated statement of financial position		5,512
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	441,246	385,678
Income and expense included in the income statement		7,555
Other movements		(110)
Foreign exchange translation differences		(1,199)
Policyholder liabilities on the consolidated statement of financial position		391,924
Continuing and discontinued operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Policyholder liabilities on the consolidated statement of financial position	$ (46,595)	(13,856)
Income and expense included in the income statement		(31,066)
Foreign exchange translation differences		4
Policyholder liabilities on the consolidated statement of financial position		$ (44,918)